Concentration of credit risk and off-balance sheet risk (Q3) (Details)			9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Concentration Risk [Line Items]
Concentration risk percentage				10.00%	10.00%
Revenues | Customer concentration risk | Two customers
Concentration Risk [Line Items]
Concentration risk percentage			35.00%
Accounts receivable
Concentration Risk [Line Items]
Concentration risk percentage				44.00%	68.00%
Accounts receivable | Customer concentration risk | Three customers
Concentration Risk [Line Items]
Concentration risk percentage	70.00%
Accounts receivable | Customer concentration risk | One customer
Concentration Risk [Line Items]
Concentration risk percentage		44.00%